SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Investment measured at fair value on a recurring basis
	Fair Value Measurements Using:
	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Marketable securities – available for sale, net of discount for effect of restriction	$-	$-	$6,250

	Fair Value Measurements Using:
	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Marketable securities – available for sale, net of discount for effect of restriction	$-	$-	$12,500

Computation of basic and diluted loss per share
	For the Three Months ended March 31, 2013	For the Three Months ended March 31, 2012

Loss from continuing operations	$(714,316)		$(2,932,574)
Gain (loss) from discontinued operations	$108,780		$(27,305)

Denominator:
Denominator for basic and diluted loss per share
(weighted-average shares)	45,546,345		32,894,061

Loss per common share, basic and diluted:
Loss from continuing operations	$(0.02)	$	(0.09)
Loss from discontinued operations	$(0.00)		$(0.00)

	For the Year ended December 31, 2012	For the period from inception, April 30, 2011 to December 31, 2011
Numerator:
Loss from continuing operations	$(5,527,637)		$(9,848)
Loss from discontinued operations	$(1,410,671)		$(99,474)

Denominator:
Denominator for basic and diluted loss per share
(weighted-average shares)	36,238,712		7,469,388

Loss per common share, basic and diluted:
Loss from continuing operations	$(0.15)	$	(0.00)
Loss from discontinued operations	$(0.04)		$(0.01)